Financial instruments and risk management - Foreign Currency Risk (Details)	Dec. 31, 2024 USD ($)
Financial instruments and risk management
Cash	$ 684,491
Accounts payable and accrued liabilities	(111,155)
Net Exposure	573,336
United States of America, Dollars
Financial instruments and risk management
Cash	684,491
Accounts payable and accrued liabilities	(111,155)
Net Exposure	573,336
Effect of +/- 10% change in currency	$ 57,334